RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 –  RELATED PARTY TRANSACTIONS

On December 16, 2016, we purchased a promissory note in the amount of $1,035,000 from Mansfield L.L.C. ("Mansfield"), a company owned by our CEO, Fred Wagenhals. We paid $75,000 on the note in the year ended December 31, 2016 and $960,000 in the year ended December 31, 2017 and recorded imputed interest of $46,340

Our executive offices are located in Scottsdale, Arizona where we lease approximately 5,000 square feet under a month-to-month triple net lease for $3,800 per month.  This space houses our principal executive, administration, and marketing functions. Our Chairman, President, and Chief Executive Officer owns the building in which our executive offices are leased.

During the period ended March 31, 2018, we paid approximately $69,800 in consulting fees, and $12,434 of rent to related parties. During the year ended December 31, 2017, we paid approximately $212,700 in consulting fees, $143,000 in rents and corporate overhead and reimbursed general corporate expenses of $121,500 to related parties.